Income Tax (Details) - Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	3.00%	3.00%	3.00%
Changes in valuation allowance		(21.00%)	(24.00%)
Effective tax rate	28.00%	8.00%	5.00%